Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2016	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0		$ 0
Indefinite Lived Intangible Asset In Process Research And Development	7,500,000	$ 7,500,000	$ 7,500,000
Zertane Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Indefinite Lived Intangible Asset In Process Research And Development	7,500,000
Finite-Lived Intangible Assets, Gross	$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period	11 years
Finite Lived Intangible Assets Expiration Month Year	2022
Orp [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years
Finite Lived Intangible Assets Expiration Month Year	2028